UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment 			[ ]; Amendment Number:
This Amendment (Check only one):		[ ] is a restatement.
 						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Coghill Capital Management, LLC
Address:	One North Wacker Drive
 		Suite 4350
 		Chicago, Illinois 60606

Form 13F File Number:  028-10376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clint D. Coghill
Title:         Chief Investment Officer
Phone:         312-324-2000

Signature, Place, and Date of Signing:

  /s/ Clint D. Coghill        Chicago, Illinois            May 13, 2010
--------------------------  ---------------------------   ------------------
   [Signature]                  [City, State]                  [Date]

-----------------------------------------------------------------------------

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		26

Form 13F Information Table Value Total:		120,723
	(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

---NAME OF---	TITLE OF	-CUSIP-		VALUE-	SHARES/		SECURTY	DISCR-	OTHER   VOTING
---ISSUER----	-CLASS-		-------		X$1000	PRN AMT		TYPE	ETION   MGRS	AUTHORITY
ACTIVIDENTITY	COM          	00506P103	  1398	   492424	Sh  	Sole	None	Sole
AUTOBYTEL INC	COM          	05275N106	  8524	  8118410	Sh  	Sole	None	Sole
BIGBAND NETWO	COM          	089750509	   601	   171064	Sh  	Sole	None	Sole
DITECH NETWOR	COM          	25500T108	   340	   206020	Sh  	Sole	None	Sole
EARTHLINK INC	COM          	270321102	  4865	   569701	Sh  	Sole	None	Sole
GENERAL MOLY 	COM          	370373102	 26362	  7940360	Sh  	Sole	None	Sole
GUIDANCE SOFT	COM          	401692108	  1563	   271881	Sh  	Sole	None	Sole
HOLLYWOOD MED	COM          	436233100	  3106	  2632034	Sh  	Sole	None	Sole
HYPERCOM CORP	COM          	44913M105	  1386	   359150	Sh  	Sole	None	Sole
INTERNET CAPI	COM          	46059C205	  4048	   479064	Sh  	Sole	None	Sole
OTIX GLOBAL I	COM          	68906N200	  2192	   492482	Sh  	Sole	None	Sole
SAFEGUARD SCI	COM          	786449207	   585	    45000	Sh  	Sole	None	Sole
SONIC FOUNDRY	COM          	83545R207	    83	    10944	Sh  	Sole	None	Sole
STARTEK INC  	COM          	85569C107	  3722	   535565	Sh  	Sole	None	Sole
VERTRO INC   	COM          	92535G105	   722	  1679266	Sh  	Sole	None	Sole
WEB.COM GROUP	COM          	94733A104	  1472	   270000	Sh  	Sole	None	Sole
ARUBA NETWORK	COM    		043176106	  3415	   250000	PUT 	Sole	None	Sole
BLUE COAT SYS	COM    		09534T508	  3281	   105700	PUT 	Sole	None	Sole
BOTTOMLINE TE	COM    		101388106	  2104	   125000	PUT 	Sole	None	Sole
CAVIUM NETWOR	COM    		14965A101	  7738	   311000	PUT 	Sole	None	Sole
CITRIX SYSTEM	COM    		177376100	  6171	   130000	PUT 	Sole	None	Sole
ISHARES RUSSE	COM    		464287655	 21561	   318000	PUT 	Sole	None	Sole
POWER INTEGRA	COM    		739276103	  1936	    47000	PUT 	Sole	None	Sole
RACKSPACE HOS	COM    		750086100	  2266	   121000	PUT 	Sole	None	Sole
STRATASYS INC	COM    		862685104	  2431	    99500	PUT 	Sole	None	Sole
VISTAPRINT NV	COM    		N93540107	  8851	   154300	PUT 	Sole	None	Sole